CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of cash and cash equivalents [Abstract]
Disclosure of detailed information about cash and bank balances [Text Block]
	2018	2017
	US$’000	US$’000

Restricted cash, current portion	2,138	5,183
Cash on hand	438	347
Cash at bank	33,060	40,992
Cash and bank balances	35,636	46,522

Less: Restricted cash, current portion	(2,138)	(5,183)
Less: Bank overdrafts	-	(4,028)
	33,498	37,311
Add: Cash and cash equivalents included in a disposal group held for sale (Note 39)	-	7,934
Cash and cash equivalents in the statements of cash flows	33,498	45,245

Restricted cash
Classified as:
Current	2,138	5,183
Non-current	11,627	-
	13,765	5,183